SCHEDULE OF ASSETS AND LIABILITIES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans held for sale	$ 600	$ 739
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	72,399	174,605
Available for sale securities	4,203	198
Mortgage loans held for sale
Loans receivable, net
Accrued interest receivable
Time deposits
Accrued interest payable
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents
Available for sale securities	158,503	225
Mortgage loans held for sale	612	754
Loans receivable, net
Accrued interest receivable	253	3
Time deposits	9,148	3,740
Accrued interest payable	1	1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents
Available for sale securities
Mortgage loans held for sale
Loans receivable, net	17,482	3,635
Accrued interest receivable	103	24
Time deposits
Accrued interest payable
Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	72,399	174,605
Available for sale securities	162,706	423
Mortgage loans held for sale	612	754
Loans receivable, net	17,482	3,635
Accrued interest receivable	356	27
Time deposits	9,148	3,740
Accrued interest payable	1	1
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	72,399	174,605
Available for sale securities	162,706	423
Mortgage loans held for sale	600	739
Loans receivable, net	17,475	3,742
Accrued interest receivable	356	27
Time deposits	9,148	3,740
Accrued interest payable	$ 1	$ 1